Financial Instruments - Trade Receivables - Movement in the bad debt provision (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movement in the bad debt provision
Opening balance	€ 20,531	€ 19,706	€ 17,987
Net charges for the year	4,971	6,443	8,003
Net cancellations for the year	(3,142)	(5,650)	(4,732)
Transfers	(19)
Translation differences	(50)	32	(1,552)
Closing balance	€ 22,291	€ 20,531	€ 19,706